RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Management and Consulting Fees

The Company was subject to a month-to-month management agreement with John Power requiring a monthly payment of $2,500 as consideration for the day-to-day management of Athena, $7,500 and $15,000 was recorded as management fees and are included in general and administrative expenses in the accompanying consolidated statements of operations for the six months ended June 30, 2025 and 2024, respectively. The management agreement was terminated after the March 31, 2025 payment with Mr. Power being replaced by Koby Kushner as CEO.

On April 1, 2025, the Company engaged in a company wholly owned and controlled by the CEO (Brie) for executive services of CAD$24,000 plus HST for April, May and June 2025 and CAD$8,000 plus HST each month thereafter. In the event of a change of control, Brie will be entitled to a cash payment of 12 times the monthly services fee and for every full year of services completed the change of control fee will increase by three months of services fee. The increase is capped at 18 months of compensation. Brie has been paid CAD$81,360 for the six months ended June 30, 2025.

On April 25, 2025, the Company engaged Nemo Resources Inc (Nemo) for exploration management services for CAD$12,000 plus HST per month. If the agreement is terminated by the Company, Nemo will receive a cash payment of CAD$90,000. In the event of a change of control, Nemo will be entitled to a cash payment of no less than CAD$200,000. Benjamin Kuzmich is the VP of Exploration for Athena and is a director, employee, and controlling shareholder of Nemo. Andrew Jedemann is the Exploration Manager for Athena and is a shareholder and employee of Nemo. Koby Kushner is the CEO of Athena and is a director and controlling shareholder of Nemo.

The Company paid the Chief Financial Officer for consulting services $24,480 and $18,270 for the six months ended June 30, 2025 and 2024, respectively.

Director fees and share-based compensation

There were no cash payments for director fees for the six months ended June 30, 2025 and 2024.

On June 12, 2025, the Company issued 2,000,000 options to officers and directors of the total 2,750,000 options issued on that date resulting in share-based compensation of $89,277 for the six months ended June 30, 2025. On June 7, 2024, the Company issued an aggregate of 600,000 common shares of the Company to two independent directors and the Chief Financial Officer of the Company as compensation for their services resulting in SBC expense of $24,000 for the six months ended June 30, 2024.

Advanced deposits and accounts payable

In December 2023, the Company received an advanced deposit for investment into the January 2024 private placement from John Gibbs for $25,000 and from John Power for $21,000. In addition, John Power is due approximately $0 and $44,198 as of June 30, 2025 and 2024, respectively for expense reports and other advances made to the Company.

Note payable

On June 7, 2024, the Company executed a promissory note with John Power, for $100,000 at 6% with a January 2, 2026 maturity date.

Common shares issued in private placements

As part of the private placement of units on June 30, 2025 (Note 7(b)), Brie purchased 1,440,000 units in the offering.